Supplementary Information - Condensed Consolidating Statement of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2021		Sep. 30, 2020	Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 593,478			$ 881,734		$ 1,191,331		$ 1,938,617		$ 3,415,865	$ 3,458,592	$ 1,821,751
Operating expenses
Location operating expenses	780,489			881,468		1,598,812		1,804,802		3,542,918	2,758,318
Pre-opening location expenses	43,435			78,184		76,839		165,919		273,049	571,968	357,831
Selling, general and administrative expenses	225,082	[1]		392,818	[1]	499,502	[1]	925,101	[1]	1,604,669	2,793,663	1,349,622
Restructuring and other related costs	(27,794)			80,529		466,045		136,216		206,703	329,221
Impairment/(gain on sale) of goodwill, intangibles and other assets	242,104			280,476		541,585		555,959		1,355,921	335,006
Depreciation and amortization	180,157			195,797		364,341		390,156		779,368	589,914	313,514
Total expenses	1,443,473			1,909,272		3,547,124		3,978,153		7,762,628	7,378,090	3,512,750
Loss from operations	(849,995)			(1,027,538)		(2,355,793)		(2,039,536)		(4,346,763)	(3,919,498)	(1,690,999)
Interest and other income (expense), net:
Income (loss) from equity method and other investments	6,068			(43,204)		(24,510)		(47,111)		(44,788)	(32,206)	(12,638)
Interest expense	(113,259)			(93,249)		(217,828)		(138,090)		(331,217)	(99,587)	(183,697)
Interest income	4,358			1,978		9,455		8,742		16,910	53,244	37,663
Foreign currency gain (loss)	33,025			54,473		(37,925)		(149,985)		149,196	29,652	(78,598)
Gain (loss) from change in fair value of related party financial instruments	1,309			4,197		(350,822)		792,313		819,647	239,145
Loss on extinguishment of debt								(76,295)		(77,336)
Total interest and other income (expense), net	(68,499)			(75,805)		(621,630)		389,574		532,412	190,248	(237,270)
Pre-tax loss	(918,494)			(1,103,343)		(2,977,423)		(1,649,962)		(3,814,351)	(3,729,250)	(1,928,269)
Income tax benefit (provision)	(4,015)		$ (7,100)	(7,095)		(7,282)		(16,115)		(19,506)	(45,637)	850
Net loss	(922,509)			(1,110,438)		(2,984,705)		(1,666,077)		(3,833,857)	(3,774,887)	(1,927,419)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	34,134			244,706		64,120		603,763		675,631	493,047	292,134
Noncontrolling interest — equity	(470)			1,903		(615)		14,616		28,868	17,102	24,493
Net loss attributable to WeWork Inc.	(888,845)			(863,829)		(2,921,200)		(1,047,698)		(3,129,358)	(3,264,738)	$ (1,610,792)
Operating Segments [Member]
Operating expenses
Impairment/(gain on sale) of goodwill, intangibles and other assets								555,959
Depreciation and amortization								390,156
Interest and other income (expense), net:
Income (loss) from equity method and other investments								(47,111)
Loss on extinguishment of debt								(76,295)
Net loss								(1,666,077)
Eliminations [Member]
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	1,778,746			1,731,882		5,138,807		3,720,496		7,951,501	6,092,692
Total interest and other income (expense), net	1,778,746			1,731,882		5,138,807		3,720,496		7,951,501	6,092,692
Pre-tax loss	1,778,746			1,731,882		5,138,807		3,720,496		7,951,501	6,092,692
Net loss	1,778,746			1,731,882		5,138,807		3,720,496		7,951,501	6,092,692
Net loss attributable to noncontrolling interests:
Net loss attributable to WeWork Inc.	1,778,746			1,731,882		5,138,807		3,720,496		7,951,501	6,092,692
Subsidiaries [Member] | Operating Segments [Member]
Revenues	593,478			881,734		1,191,331		1,938,617		3,415,865	3,458,592
Operating expenses
Location operating expenses	780,489			881,468		1,598,812		1,804,802		3,542,918	2,758,318
Pre-opening location expenses	43,435			78,184		76,839		165,919		273,049	571,968
Selling, general and administrative expenses	224,915			390,776		499,025		922,281		1,604,311	2,793,178
Restructuring and other related costs	(27,794)			80,529		466,163		136,216		206,703	329,221
Impairment/(gain on sale) of goodwill, intangibles and other assets	242,105			280,390		541,585		602,073		1,409,234	335,006
Depreciation and amortization	180,157			195,797		364,341		390,156		779,368	589,914
Total expenses	1,443,307			1,907,144		3,546,765		4,021,447		7,815,583	7,377,605
Loss from operations	(849,829)			(1,025,410)		(2,355,434)		(2,082,830)		(4,399,718)	(3,919,013)
Interest and other income (expense), net:
Income (loss) from equity method and other investments	6,068			(43,204)		(24,510)		(47,111)		(44,788)	(32,206)
Interest expense	(113,259)			(93,249)		(217,828)		(138,090)		(331,217)	(99,587)
Interest income	4,358			1,978		9,455		8,742		16,910	53,244
Foreign currency gain (loss)	33,025			54,473		(37,924)		(149,985)		149,204	29,652
Gain (loss) from change in fair value of related party financial instruments											456,611
Loss on extinguishment of debt								(76,295)		(77,336)
Total interest and other income (expense), net	(69,808)			(80,002)		(270,807)		(402,739)		(287,227)	407,714
Pre-tax loss	(919,637)			(1,105,412)		(2,626,241)		(2,485,569)		(4,686,945)	(3,511,299)
Income tax benefit (provision)	(2,786)			(7,095)		(6,053)		(16,115)		(19,947)	(45,196)
Net loss	(922,423)			(1,112,507)		(2,632,294)		(2,501,684)		(4,706,892)	(3,556,495)
Net loss attributable to noncontrolling interests:
Redeemable noncontrolling interests — mezzanine	34,134			244,706		64,120		603,763		675,631	493,047
Noncontrolling interest — equity	(470)			1,903		(615)		14,616		28,868	17,102
Net loss attributable to WeWork Inc.	(888,759)			(865,898)		(2,568,789)		(1,883,305)		(4,002,393)	(3,046,346)
Standalone [Member] | Operating Segments [Member]
Operating expenses
Selling, general and administrative expenses	168			2,042		476		2,820		330	485
Restructuring and other related costs						(117)
Total expenses	168			2,042		359		2,820		330	485
Loss from operations	(168)			(2,042)		(359)		(2,820)		(330)	(485)
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	(889,987)			(865,984)		(2,570,018)		(1,837,191)		(3,949,108)	(3,046,346)
Foreign currency gain (loss)						(1)				(8)
Gain (loss) from change in fair value of related party financial instruments	1,310			4,197		(350,822)		792,313		819,647	(217,466)
Total interest and other income (expense), net	(888,677)			(861,787)		(2,920,841)		(1,044,878)		(3,129,469)	(3,263,812)
Pre-tax loss	(888,845)			(863,829)		(2,921,200)		(1,047,698)		(3,129,799)	(3,264,297)
Income tax benefit (provision)										441	(441)
Net loss	(888,845)			(863,829)		(2,921,200)		(1,047,698)		(3,129,358)	(3,264,738)
Net loss attributable to noncontrolling interests:
Net loss attributable to WeWork Inc.	(888,845)			(863,829)		(2,921,200)		(1,047,698)		(3,129,358)	(3,264,738)
Other Subsidiaries [Member] | Operating Segments [Member]
Operating expenses
Selling, general and administrative expenses	1					1				28
Restructuring and other related costs						(1)
Impairment/(gain on sale) of goodwill, intangibles and other assets	(1)			86				(46,114)		(53,313)
Total expenses	(2)			86				(46,114)		(53,285)
Loss from operations	2			(86)				46,114		53,285
Interest and other income (expense), net:
Equity income (loss) from consolidated subsidiaries	(888,759)			(865,898)		(2,568,789)		(1,883,305)		(4,002,393)	(3,046,346)
Gain (loss) from change in fair value of related party financial instruments	(1)
Total interest and other income (expense), net	(888,760)			(865,898)		(2,568,789)		(1,883,305)		(4,002,393)	(3,046,346)
Pre-tax loss	(888,758)			(865,984)		(2,568,789)		(1,837,191)		(3,949,108)	(3,046,346)
Income tax benefit (provision)	(1,229)					(1,229)
Net loss	(889,987)			(865,984)		(2,570,018)		(1,837,191)		(3,949,108)	(3,046,346)
Net loss attributable to noncontrolling interests:
Net loss attributable to WeWork Inc.	$ (889,987)			$ (865,984)		$ (2,570,018)		$ (1,837,191)		$ (3,949,108)	$ (3,046,346)

[1]	Includes cost of revenue in the amount of $20.6 million and $50.1 million for the three months and $32.7 million and $142.5 million for the six months ended June 30, 2021 and 2020, respectively. Excludes depreciation and amortization of none for the three months and none and $0.2 million for the six months ended June 30, 2021 and 2020, respectively shown separately below.